Right-of-use assets and lease liabilities - Schedule of Lease Liabilities (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Lease liability balance at January 1,	SFr 228.9	SFr 160.5
thereof current	38.7	21.6
thereof non-current	190.3	138.8
Payments	(51.3)	(25.5)	SFr (15.4)
Interest expenses paid	(15.2)	(6.4)
Disposals	(0.2)	(0.3)
Additions	153.7	103.0
Lease modification	5.4	1.7
Accrued interest	15.2	6.4
Exchange differences	10.9	(10.6)
Lease liability balance at December 31,	347.5	228.9	SFr 160.5
thereof current	38.7	21.6
thereof non-current	SFr 190.3	138.8
Amount including rounding difference
Disclosure of quantitative information about right-of-use assets [line items]
Payments		SFr (25.4)